BORROWINGS - Narrative (Details) € in Millions	Jun. 30, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	€ 574
Secured Inventory Facility
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	100
Money Market Facility
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	€ 50